Partners’ Capital (Tables)	6 Months Ended
Jun. 30, 2024
Equity [Abstract]
Partners’ Capital - Partnership units (Table)
	As of June 30, 2024	As of December 31, 2023
Common units	54,887,313	55,039,143
General partner units	348,570	348,570
Treasury Units	2,122,352	870,522
Total partnership units	57,358,235	56,258,235

Partners’ capital - Distributions to Unitholders (Table)

	April 25, 2024	January 25, 2024	April 25, 2023	January 26, 2023
Common unitholders
Distributions per common unit declared	$0.15	$0.15	$0.15	$0.15
Common units distribution	$8,386	$8,257	$3,009	$3,008
General partner and incentive distribution rights (“IDR”)	$52	$52	$52	$52